PELLEGRINO, LLC

303 West Lancaster Avenue, Suite 302 ■ Wayne, PA 19087

TEL (856) 292-8331 ■ FAX (856) 504-0202

mp@pell-law.com ■ www.pell-law.com

Michael T. Pellegrino

Attorney at Law

Admitted in Pennsylvania

& New Jersey

December 14, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961

Ladies and Gentlemen:

On behalf of my client, Alpha Architect ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 45 and, under the Investment Company Act of 1940, as amended, Amendment No. 48 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

Please note that the Trust filed Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) on September 15, 2020 for the purpose of adding a new series to the Trust: the Upholdings ETF (now called, the UPHOLDINGS Compound Kings ETF) (the “Fund”). A delaying amendment was filed on November 27, 2020, and the Amendment would have become effective on December 15, 2020. Subsequent to filing the Amendment, it was noted certain financial information was not properly included. This Filing is being made for the purpose of re-submitting the registration statement for the Fund with the proper financial information.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (856) 292-8331 or mtpellegrino@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino
Michael T. Pellegrino